Taxation - Summary of Restricted Loss (Detail) £ in Millions	Mar. 31, 2020 GBP (£)
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Total restricted losses	£ 260
Unrestricted operating losses	3,827
Other temporary differences	98
Total	4,185
Europe
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Total restricted losses	1
Americas
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Total restricted losses	256
Other
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Total restricted losses	£ 3